Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Subsequent Events
12. Subsequent Events
Management has evaluated subsequent events through May 23, 2022, the date on which the unaudited consolidated financial statements were issued.
On December 12, 2021, the Company entered into an Investment and Subscription Agreement with Walmart. Pursuant to such agreement, in connection with the Second Amended and Restated Master Automation Agreement with Walmart which was entered into on May 20, 2022, (the “Amendment”), the Company will implement systems in all of Walmart’s 42 regional distribution centers. In connection with the Amendment, 267,281 warrant units granted to Walmart as described in Note 10 vested, and Walmart elected to gross exercise these vested units for approximately $104.0 million. As a result of this gross exercise, 267,281 shares of Class A Common Units were issued to Walmart, which represents a 3.7% ownership in the Company’s outstanding and issuable common units. This amendment also issued Walmart a new warrant to acquire 258,972 shares of the Company’s Class A Common Unit, subject to certain vesting conditions. Upon vesting, units may be acquired at an exercise price of $614.34
.

17. Subsequent Events
Management has evaluated subsequent events through February 4, 2022, the date on which the audited consolidated financial statements were available to be issued.
On December 12, 2021, SVF Investment Corp. 3 (“SVF”), the Company, Symbotic Holdings LLC (which is a wholly owned subsidiary of the Company), and Saturn Acquisition (DE) Corp (which is a wholly owned subsidiary of SVF), entered into an Agreement and Plan of Merger (the “Merger Agreement”) that outlines the terms and conditions of a strategic transaction and merger (the “Transaction”). SVF is a blank check company incorporated for the purpose of effecting a business combination with one or more businesses or entities. Once the Transaction is executed, Saturn Acquisition (DE) Corp will merge with and into the Company, with the Company as the surviving company in the Transaction. SVF is required to file a Form
S-4/proxy
statement for the stockholders of SVF to vote on the proposed Transaction. At the closing of the Transaction, which is expected to occur in the second fiscal quarter of 2022, SVF would cease to be a shell company and a new combined company listed on the NASDAQ exchange will be created under the name Symbotic Inc.
In December 2021, Walmart elected to gross exercise the 446,741 vested warrant units as described in Note 15 for approximately $173.8 million. As a result of this gross exercise, 446,741 shares of Class A Common Units were issued to Walmart, which represents a 6.5% ownership in the Company’s outstanding and issuable Common Units.

SVF INVESTMENT CORP 3 [Member]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 18, 2022 and February 23, 2022 two purported stockholders of SVF 3 sent demand letters requesting that SVF 3 provide additional disclosures in an amendment to the registration statement filed in connection with the Symbotic Business Combination. The Company believes that the allegations in the demand letters are meritless and no additional disclosure is required in such registration statement.
On March 23, 2022, the Forward Purchase Investor elected to purchase an additional $50 million of Forward Purchase Shares, for a purchase price of $10.00 per share, subject to and on the terms set out in such election and the Forward Purchase Agreement.